Prepayments, Accrued Income and Other Receivables - Summary of Prepayments, Accrued Income and Other Receivables Explanatory (Detail) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments - manufacturing and clinical	£ 1,890	£ 1,598
Prepayments - other	1,416	1,551
Accrued income	36	5
VAT	601	998
Other receivables	14	9
Prepayments, accrued income and other receivables	£ 3,957	£ 4,161